United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas November 2, 2007
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1336    14280 SH       Sole                    14280
AT&T Inc.                      COM              00206r102      504    11901 SH       Sole                    11901
Alltel Corp                    COM              020039103     1028    14758 SH       Sole                    14758
American Express Co            COM              025816109     1217    20500 SH       Sole                    20500
American Intl Group Inc        COM              026874107     1559    23050 SH       Sole                    23050
Amgen Inc                      COM              031162100     1129    19957 SH       Sole                    19957
Anadarko Pete Corp             COM              032511107      301     5600 SH       Sole                     5600
Anheuser Busch Cos             COM              035229103      300     6000 SH       Sole                     6000
BJ Services                    COM              055482103     1497    56375 SH       Sole                    56375
BP Amoco PLC ADR               COM              055622104      460     6634 SH       Sole                     6634
Bristol Myers Squibb           COM              110122108      332    11535 SH       Sole                    11535
CSX Corp                       COM              126408103      256     6000 SH       Sole                     6000
CVS/Caremark Corp              COM              126650100     1453    36661 SH       Sole                    36661
Cisco Systems Inc              COM              17275r102     1893    57127 SH       Sole                    57127
Citigroup Inc.                 COM              172967101     1369    29331 SH       Sole                    29331
Citizens Holding Co            COM              174715102     1066    46327 SH       Sole                    46327
Coca Cola Co                   COM              191216100      897    15600 SH       Sole                    15600
Corning Inc                    COM              219350105     1111    45075 SH       Sole                    45075
EMC Corp.                      COM              268648102     1917    92162 SH       Sole                    92162
Exxon Mobil Corp               COM              302290101     1505    16259 SH       Sole                    16259
General Electric Co.           COM              369604103     3192    77095 SH       Sole                    77095
International Business Machine COM              459200101     2412    20475 SH       Sole                    20475
L3 Communications              COM              502424104     1611    15775 SH       Sole                    15775
Lowes Cos Inc                  COM              548661107     1533    54699 SH       Sole                    54699
Medtronic Inc                  COM              585055106      977    17325 SH       Sole                    17325
Microsoft Corp                 COM              594918104     1342    45560 SH       Sole                    45560
Monsanto Co                    COM              61166w101     1873    21842 SH       Sole                    21842
Norwood Abbey Limited          COM              019619664        4    96000 SH       Sole                    96000
Oceaneering Intl               COM              675232102      303     4000 SH       Sole                     4000
Oracle Corp                    COM              68389X105     1590    73425 SH       Sole                    73425
Pepsico Inc                    COM              713448108     1375    18775 SH       Sole                    18775
Pfizer Inc                     COM              717081103     1078    44124 SH       Sole                    44124
Pitney Bowes Inc               COM              724479100      745    16400 SH       Sole                    16400
Schlumberger Ltd               COM              806857108     1818    17315 SH       Sole                    17315
Scotts Companies               COM              810186106     1261    29500 SH       Sole                    29500
Southwestern Energy            COM              845467109     1249    29850 SH       Sole                    29850
Tellabs Inc                    COM              879664100      208    21850 SH       Sole                    21850
Texas Instrs Inc               COM              882508104     1337    36543 SH       Sole                    36543
United Parcel Service          COM              911312106      881    11735 SH       Sole                    11735
United Technologies            COM              913017109     2602    32325 SH       Sole                    32325
Wal Mart Stores Inc            COM              931142103     3281    75157 SH       Sole                    75157
Whole Foods Market Inc.        COM              966837106      944    19275 SH       Sole                    19275
Windstream Corp                COM              9738w1041      215    15261 SH       Sole                    15261
Wyeth                          COM              983024100      748    16800 SH       Sole                    16800
Zimmer Holdings, Inc.          COM              98956p102     1613    19910 SH       Sole                    19910
iShares Russell 1000 Index Fun IDX              464287598      476 5740.000 SH       Sole                 5740.000
iShares Russell 2000 Growth In IDX              464287648     1809 21250.000 SH      Sole                21250.000
iShares Russell 2000 Index Fun IDX              464287655     1503 18775.000 SH      Sole                18775.000
iShares Russell Midcap         IDX              464287499      335 3100.000 SH       Sole                 3100.000
iShares S & P 500              IDX              464287200      724 4735.000 SH       Sole                 4735.000
ishares Dow Jones Select Divid IDX              464287168     2228 32150.000 SH      Sole                32150.000
ishares Dow Jones US Health Ca IDX              464287762      965 13625.000 SH      Sole                13625.000
ishares EAFE Index             IDX              464287465     1168 14145.000 SH      Sole                14145.000
ishares Russell 1000 Growth In IDX              464287614     3058 49535.000 SH      Sole                49535.000
ishares Russell Mid Cap Growth IDX              464287481     1182 10180.000 SH      Sole                10180.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Tablle Value Total: $68,771


List of Other Included Managers:
No.		13F File Number		Name